UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund L.L.C.
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
             -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006

      SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (92.46%)
                    ----------------------------------
                    COMMON STOCK (92.46%)
                    ----------------------------------
                    AIRLINES (4.48%)
          506,990   Deutsche Lufthansa AG - (Germany) **                                              $        10,731,680
        6,400,000   Japan Airlines Corp. - (Japan) **                                                          12,521,916
        2,074,110   Ryanair Holdings PLC - (Ireland) *,**                                                      22,175,127
                                                                                                      --------------------
                                                                                                               45,428,723
                                                                                                      --------------------
                    AUTO - CARS/LIGHT TRUCKS (1.25%)
          938,500   Nissan Motor Co., Ltd. - (Japan) **                                                        10,516,542
           38,652   Peugeot SA - (France) **                                                                    2,177,363
                                                                                                      --------------------
                                                                                                               12,693,905
                                                                                                      --------------------
                    BEVERAGES - WINES/SPIRITS (5.72%)
        3,169,019   C&C Group PLC - (Ireland) **                                                               42,993,835
           72,404   Pernod Ricard SA - (France) **, (a)                                                        15,050,919
                                                                                                      --------------------
                                                                                                               58,044,754
                                                                                                      --------------------
                    BREWERY (1.42%)
          316,243   Heineken NV - (Netherlands) **                                                             14,449,704
                                                                                                      --------------------
                    BUILDING & CONSTRUCTION - MISCELLANEOUS (0.81%)
          463,255   Koninklijke Bam Groep NV - (Netherlands) **, (a)                                            8,180,404
                                                                                                      --------------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (0.97%)
            7,875   Sika AG - (Switzerland) **, (a)                                                             9,891,244
                                                                                                      --------------------
                    BUILDING - HEAVY CONSTRUCTION (1.74%)
          158,626   Vinci SA - (France) **, (a)                                                                17,642,526
                                                                                                      --------------------
                    BLDG-RESIDENTIAL/COMMERCIAL (0.23%)
          238,751   Technical Olympic USA Inc                                                                   2,346,922
                                                                                                      --------------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (3.41%)
        1,027,030   CRH PLC  - (Ireland) **                                                                    34,645,447
                                                                                                      --------------------
                    BUILDING PRODUCTS - DOORS & WINDOWS (0.85%)
          699,550   Asahi Glass Co., Ltd. - (Japan) **                                                          8,632,909
                                                                                                      --------------------
                    CELLULAR TELECOMMUNICATIONS (1.09%)
        1,560,177   China Mobile Ltd. - (Hong Kong) **                                                         11,024,464
                                                                                                      --------------------
                    CHEMICALS - DIVERSIFIED (0.55%)
          130,900   Lanxess AG - (Germany) *,**                                                                 5,612,937
                                                                                                      --------------------
                    COMMERCIAL BANKS - NON US (14.72%)
          386,241   ABN AMRO Holding NV - (Netherlands) **                                                     11,253,253
          469,603   Australia & New Zealand Banking Group Ltd. - (Australia) **                                 9,412,877
        3,907,083   Banca Intesa SpA - (Italy) **, (a)                                                         25,686,911
          273,382   BNP Paribas - (France) **                                                                  29,384,184
          233,190   Danske Bank A/S - (Denmark) **                                                              9,160,201
          695,036   DBS Group Holdings Ltd. - (Singapore) **                                                    8,402,135
           43,640   HDFC Bank Ltd. (b)                                                                          2,664,222

                                                                               1


                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006

      SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    COMMERCIAL BANKS - NON US (CONTINUED)
          337,033   National Bank Of Greece S.A - (Greece) **                                         $        14,490,259
        4,703,798   UniCredito Italiano SpA - (Italy) **                                                       38,998,705
                                                                                                      --------------------
                                                                                                              149,452,747
                                                                                                      --------------------
                    COMMERCIAL SERVICES (1.27%)
           12,862   SGS SA  - (Switzerland) **                                                                 12,913,799
                                                                                                      --------------------
                    COMPUTERS (0.43%)
          489,000   Foxconn Technology Co., Ltd - (Taiwan) **                                                   4,402,810
                                                                                                      --------------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (2.37%)
          324,976   Aalberts Industries NV  - ( Netherlands) **, (a)                                           24,061,776
                                                                                                      --------------------
                    DIVERSIFIED OPERATIONS (1.38%)
          561,947   DCC PLC - (Ireland) **                                                                     14,023,404
                                                                                                      --------------------
                    ELECTRIC PRODUCTS - MISCELLANEOUS (1.60%)
           23,126   Samsung Electronics Co., Ltd - (South Korea) **                                            16,223,628
                                                                                                      --------------------
                    ELECTRONIC COMPO-MISC . (4.27%)
          909,996   Koninklijke Philips Electronics NV - (Netherlands) **                                      31,896,316
          343,738   LG.Phillips LCD Co., Ltd. - (South Korea) *,**                                             11,403,458
                                                                                                      --------------------
                                                                                                               43,299,774
                                                                                                      --------------------
                    ENTERPRISE SOFTWARE/SERVICES (3.22%)
          164,980   SAP AG - (Germany) **                                                                      32,685,861
                                                                                                      --------------------
                    FINANCE - INVEST BANKER/BROKER (1.80%)
          838,443   Mediobanca SpA - (Italy) **                                                                18,268,120
                                                                                                      --------------------
                    FINANCE - LEASING COMPANIES (0.34%)
           69,440   Banca Italease SpA- (Italy) **                                                              3,421,773
                                                                                                      --------------------
                    FINANCE - OTHER SERVICES (5.13%)
          131,631   Deutsche Boerse AG - (Germany) **, (a)                                                     19,775,831
        1,473,655   Hong Kong Exchanges & Clearing Ltd. - (Hong Kong) **                                       10,753,568
        1,644,107   ICAP PLC - (United Kingdom) **                                                             15,846,816
        2,051,000   Singapore Exchange Ltd. - (Singapore) **                                                    5,733,631
                                                                                                      --------------------
                                                                                                               52,109,846
                                                                                                      --------------------
                    FOOD - CONFECTIONARY (0.74%)
              317   Lindt & Spruengli AG - (Switzerland) **, (a)                                                7,533,474
                                                                                                      --------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (3.07%)
          546,552   Iaws Group PLC - (Ireland) **                                                              10,135,949
           60,542   Nestle SA - (Switzerland) **, (a)                                                          21,050,530
                                                                                                      --------------------
                                                                                                               31,186,479
                                                                                                      --------------------
                    FOOD - RETAIL (1.22%)
           42,535   Carrefour SA - (France) **                                                                  2,684,907


                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006

      SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    FOOD - RETAIL (CONTINUED)
        1,442,598   Tesco PLC - (United Kingdom) **                                                   $         9,700,856
                                                                                                      --------------------
                                                                                                               12,385,763
                                                                                                      --------------------
                    INSTRUMENTS - CONTROLS (0.68%)
          483,327   Rotork PLC - (United Kingdom **, (a)                                                        6,933,691
                                                                                                      --------------------
                    INTERNET GAMBLING (2.94%)
        6,167,855   IG Group Holdings PLC - (United Kingdom) **                                                29,839,816
                                                                                                      --------------------
                    INVESTMENT COMPANIES (1.78%)
        1,974,913   IMMSI Rts Exp 10/06/06 - (Italy) *,**                                                         330,228
        1,974,913   IMMSI SpA - (Italy) **                                                                      5,178,574
          602,100   Investor AB - (Sweden) **                                                                  12,529,116
                                                                                                      --------------------
                                                                                                               18,037,918
                                                                                                      --------------------
                    INVESTMENT MANAGEMENT/ADVISORY SERVICES (0.75%)
        2,488,780   Aberdeen Asset Management PLC - (United Kingdom) **                                         7,612,548
                                                                                                      --------------------
                    MEDICAL - DRUGS (1.15%)
          156,709   Novo Nordisk A/S - (Denmark) **                                                            11,632,919
                                                                                                      --------------------
                    METAL PROCESSORS & FABRICATION (1.54%)
          258,400   Assa Abloy AB - (Sweden) **                                                                 4,804,088
        1,258,952   Catcher Technology Co., Ltd. - (Taiwan)                                                    10,802,700
                                                                                                      --------------------
                                                                                                               15,606,788
                                                                                                      --------------------
                    MULTI-LINE INSURANCE (5.34%)
        1,096,384   Aviva PLC - (United Kingdom,) **                                                           16,035,654
          114,897   Baloise Holding AG - (Switzerland) **                                                      11,242,762
          234,452   Fondiaria - Sai SpA - (Italy) **, (a)                                                      10,272,979
          120,333   Topdanmark A/S - (Denmark) **, (a)                                                         16,597,937
                                                                                                      --------------------
                                                                                                               54,149,332
                                                                                                      --------------------
                    OFFICE AUTOMATION & EQUIPMENT (0.92%)
           78,289   Neopost SA - (France) **                                                                    9,332,161
                                                                                                      --------------------
                    OIL & GAS DRILLING (0.42%)
          560,590   Frigstad Discoverer Invest Ltd. - (Norway) *,**                                             4,299,893
                                                                                                      --------------------
                    OIL COMPANIES - INTEGRATED (0.91%)
       14,850,311   China Petroleum & Chemical Corp. - (Hong Kong) **                                           9,225,868
                                                                                                      --------------------
                    PROPERTY/CASUALTY INSURANCE (0.35%)
           74,213   FBD Holdings PLC - (Ireland) **                                                             3,544,159
                                                                                                      --------------------
                    REAL ESTATE MANAGEMENT/SERVICE (0.61%)
           36,680   CBo Territoria - (France) *,**                                                                128,707
        1,680,607   Immobiliare Grande Distribuzione - (Italy) *,**                                             6,030,148
                                                                                                      --------------------
                                                                                                                6,158,855
                                                                                                      --------------------

                                                                               3


                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006

      SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (1.42%)
          326,646   Joint Corp. - (Japan) **                                                          $        11,177,316
        4,661,300   Shui On Land Ltd. - (Hong Kong) *,**                                                        3,201,011
                                                                                                      --------------------
                                                                                                               14,378,327
                                                                                                      --------------------
                    REITS - OFFICE PROPERTY (1.00%)
              497   Nippon Building Fund, Inc. - (Japan) **                                                     5,051,455
              641   Nomura Real Estate Office Fund Inc - (Japan) **                                             5,141,464
                                                                                                      --------------------
                                                                                                               10,192,919
                                                                                                      --------------------
                    RETAIL -  BUILDING PRODUCTS (1.88%)
          577,919   Praktiker Bau- Und Heimwerkermaerkte Holding AG - (Germany) **, (a)                        19,121,943
                                                                                                      --------------------
                    RETAIL - CATALOG SHOPPING (0.26%)
          159,302   Belluna Co., Ltd. - (Japan) **                                                              2,685,055
                                                                                                      --------------------
                    SOAP AND CLEANING PREPARATION (0.78%)
          190,602   Reckitt Benckiser PLC - (United KIngdom) **                                                 7,882,560
                                                                                                      --------------------
                    TELECOMMUNICATIONS EQUIPMENT (1.55%)
        1,289,087   Alcatel SA - (France) **, (a)                                                              15,725,353
                                                                                                      --------------------
                    TELEPHONE - INTEGRATED (0.93%)
          384,646   Hellenic Telecommunication Organization SA - (Greece) **                                    9,423,442
                                                                                                      --------------------
                    TOBACCO (1.88%)
        1,172,289   Swedish Match AB - (Sweden) **                                                             19,075,460
                                                                                                      --------------------
                    WEB PORTALS/ISP (1.29%)
          124,600   NHN Corp. - (Korea) **                                                                     13,072,140
                                                                                                      --------------------
                    TOTAL COMMON STOCK (Cost $863,661,851)                                                    938,494,340
                                                                                                      --------------------
                    INVESTMENTS IN SECURITIES (Cost $863,661,851)                                             938,494,340
                                                                                                      --------------------


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED((11.93)%)
                    COMMON STOCK SOLD, NOT YET PURCHASED ((11.93)%)
                    -----------------------------------------------
                    AUDIO/VIDEO PRODUCTS ((1.30)%)
         (841,620)  Thomson - (France) **                                                                      (13,209,283)
                                                                                                      --------------------
                    AUTO - CARS/LIGHT TRUCKS ((1.34)%)
          (45,910)  Renault SA - (France) **                                                                    (5,260,266)
          (98,040)  Volkswagen AG (Germany) **                                                                  (8,343,249)
                                                                                                      --------------------
                                                                                                               (13,603,515)
                                                                                                      --------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((0.65)%)
         (184,799)  Valeo SA - ( France) **                                                                     (6,585,083)
                                                                                                      --------------------
                    BUILDING - HEAVY CONSTRUCTION ((0.55)%)
          (57,818)  ACS Actividades De Cons y Serv - (Spain) **                                                 (2,739,218)


                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006

      SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    BUILDING - HEAVY CONSTRUCTION (CONTINUED)
          (35,042)  Grupo Ferrovial SA (Spain) **                                                     $         (2,814,297)
                                                                                                      --------------------
                                                                                                                (5,553,515)
                                                                                                      --------------------
                    CHEMICALS - SPECIALTY ((0.45)%)
          (75,926)  Ciba Specialty Chemicals AG - (Switzerland) **                                              (4,571,484)
                                                                                                      --------------------
                    COMPUTERS - PERIPHERAL EQUIPMENT ((0.51)%)
         (237,740)  Logitech International SA - (Switzerland) **                                                (5,147,447)
                                                                                                      --------------------
                    DIVERSIFIED ((0.41)%)
         (241,117)  BHP Billiton PLC - (United Kingdom) **                                                      (4,152,608)
                                                                                                      --------------------
                    HUMAN RESOURCES ((0.49)%)
          (87,787)  Randstad Holdings NV - (Netherlands) **                                                     (4,994,191)
                                                                                                      --------------------
                    MACHINERY - GENERAL INDUSTRY ((0.91)%)
         (251,714)  Metso OYJ - (Finland) **                                                                    (9,253,300)
                                                                                                      --------------------
                    MEDICAL INFORMATION SYSTEMS ((0.35)%)
       (3,831,506)  Isoft Group PLC - (United Kingdom) **                                                       (3,596,398)
                                                                                                      --------------------
                    METAL - DIVERSIFIED ((0.48)%)
         (103,269)  Rio Tinto PLC - (United Kingdom) **                                                         (4,874,583)
                                                                                                      --------------------
                    MULTIMEDIA ((0.98)%)
         (276,100)  Vivendi - (France) **                                                                       (9,943,405)
                                                                                                      --------------------
                    OIL - FIELD SERVICES ((0.26)%)
          (98,876)  Sbm Offshore Nv - (Netherlands) **                                                          (2,684,139)
                                                                                                      --------------------
                    PAPER & RELATED PRODUCTS ((0.75)%)
         (436,017)  Abitibi-Consolidated Inc - (Canada) **                                                      (1,082,568)
         (266,035)  M-real OYJ - (Finland) **                                                                   (1,344,633)
         (339,060)  Stora Enso OYJ - (Finland) **                                                               (5,136,882)
                                                                                                      --------------------
                                                                                                                (7,564,083)
                                                                                                      --------------------
                    STEEL - PRODUCERS ((0.78)%)
         (143,308)  Acerinox Sa (Spain) **                                                                      (2,761,160)
         (153,114)  Thyssenkrupp AG - (Germany) **                                                              (5,153,453)
                                                                                                      --------------------
                                                                                                                (7,914,613)
                                                                                                      --------------------
                    TELEPHONE - INTEGRATED ((0.78)%)
          (23,803)  Swisscom Ag - (Switzerland) **                                                              (7,901,430)
                                                                                                      --------------------
                    TELEVISION ((0.94)%)
         (936,559)  British Sky Broadcasting Group PLC - (United Kingdom) **                                    (9,551,905)
                                                                                                      --------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(118,585,532))                          (121,100,982)
                                                                                                      --------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(118,585,532))                              (121,100,982)
                                                                                                      --------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 19.47%                                                 197,635,958
                                                                                                      --------------------
         TOTAL NET ASSETS -- 100.00%                                                                   $     1,015,029,316
                                                                                                      ====================


                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006


                                                                                               September 30, 2006
Investment in Securities - By Country                                                     Percentage of Net Assets (%)
-------------------------------------                                                     ----------------------------
Ireland                                                                                             12.56%
Italy                                                                                               10.66
Netherlands                                                                                          8.09
Germany                                                                                              7.33
United Kingdom                                                                                       7.06
France                                                                                               5.63
Japan                                                                                                5.49
Switzerland                                                                                          4.43
Korea                                                                                                4.01
Denmark                                                                                              3.68
Sweden                                                                                               3.59
Hong Kong                                                                                            3.37
Greece                                                                                               2.36
Taiwan                                                                                               1.50
Singapore                                                                                            1.39
Australia                                                                                            0.93
United States                                                                                        0.49
Norway                                                                                               0.42
Canada                                                                                              (0.11)
Spain                                                                                               (0.82)
Finland                                                                                             (1.55)


FOREIGN CURRENCY CONTRACTS
--------------------------
UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY CONTRACTS AS OF SEPT 30, 2006:

                                    Value on
Open Foreign Currency               Settlement                                        Unrealized
Purchase Contracts                  Date                   Current Value        Gain              Loss
-----------------------------------------------------------------------------------------------------------
British Pounds
expiring 11/08/06                $   39,957,996           $   39,622,861        $ 19,863       $    354,998
-----------------------------------------------------------------------------------------------------------
Danish Kroner
expiring 11/08/06                $    7,500,134           $    7,440,646        $     --       $     59,487
-----------------------------------------------------------------------------------------------------------
Euros
expiring 11/08/06                $  249,020,546           $  246,859,879        $ 35,867       $  2,196,534
-----------------------------------------------------------------------------------------------------------
Swiss Franks
expiring 11/08/06                $    8,056,869           $    8,063,460        $ 17,377       $     10,785
-----------------------------------------------------------------------------------------------------------
                                                                                $ 73,106       $  2,621,804
                                                                                ===========================


                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006
                                    Value on
Open Foreign Currency               Settlement                                         Unrealized
Purchase Contracts                  Date                   Current Value        Gain                Loss
-----------------------------------------------------------------------------------------------------------
British Pounds
expiring 11/08/06                $   90,353,792           $   89,062,156        $   1,291,636   $        --
-----------------------------------------------------------------------------------------------------------
Euros
expiring 11/08/06                $  562,487,300           $  555,088,852        $   7,424,422   $    25,974
-----------------------------------------------------------------------------------------------------------
Danish Kroner
expiring 11/08/06                $   33,763,523           $   33,751,657        $      11,866   $        --
-----------------------------------------------------------------------------------------------------------
Norwegian Kroner
expiring 11/08/06                $    3,002,706           $    3,013,426        $          11   $    10,731
-----------------------------------------------------------------------------------------------------------
Swedish Kroner
expiring 11/08/06                $   26,112,892           $   25,938,988        $     173,905   $        --
-----------------------------------------------------------------------------------------------------------
Swiss Franks
expiring 11/08/06                $   39,145,294           $   39,072,558        $      72,736   $        --
-----------------------------------------------------------------------------------------------------------
                                                                                $   8,974,575   $    36,704
                                                                                ===========================
Total Net unrealized loss on foreign currency contracts                                         $ 6,389,173
                                                                                                ===========


The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized loss on this foreign denominated currency was $81,644 at September 30, 2006 and has been included in Change in net unrealized appreciation/depreciation from Investments on the Statement of Operations.


*   Non-income producing securitiy
**  Foreign
(a) Partially or wholly held ($ 156,940,272 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Tamarack International Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Douglas Lindgren
                          ------------------------------------------------------
                            Douglas Lindgren, Principal Executive Officer
                            (principal executive officer)

Date              November 20, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              November 20, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         -------------------------------------------------------
                           C. Philip Tazza, Principal Accounting
                           Officer (principal financial officer)

Date              November 20, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.